Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 02, 2016
Supplement [Text Block]	dbxetf_SupplementTextBlock

November 16, 2017

DBX ETF TRUST

Xtrackers USD High Yield Corporate Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated December 2, 2016, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s annual unitary management fee rate to 0.20% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.20% per year because of the redundancy. The reduction in the unitary management fee and the termination of the Adviser’s voluntary expense limitation for the Fund became effective as of November 14, 2017.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.20
Other Expenses	None
Total Annual Fund Operating Expenses	0.20

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF —Fees and Expenses—Example”:

1 Year	3 Years
$20	$64

Xtrackers USD High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

November 16, 2017

DBX ETF TRUST

Xtrackers USD High Yield Corporate Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated December 2, 2016, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s annual unitary management fee rate to 0.20% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.20% per year because of the redundancy. The reduction in the unitary management fee and the termination of the Adviser’s voluntary expense limitation for the Fund became effective as of November 14, 2017.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.20
Other Expenses	None
Total Annual Fund Operating Expenses	0.20

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF —Fees and Expenses—Example”:

1 Year	3 Years
$20	$64

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Xtrackers USD High Yield Corporate Bond ETF | Xtrackers USD High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 64